Employee Benefit Expenses - Schedule of Employee Benefit Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefit Expenses [Abstract]
Salaries	$ 18,812,319	$ 14,736,022	$ 8,241,179
Directors’ remuneration	728,486	442,555
Labor and health insurance	1,838,708	1,027,287	659,463
Pension	689,318	926,515	334,552
Others	680,704	506,115	500,821
Total	$ 22,749,535	$ 17,638,494	$ 9,736,015